Goodwill, Net - Schedule of Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Goodwill [Abstract]
Balance		$ 5,791
Effect of foreign currency exchange rate changes
Impairment losses		(5,791)
Balance